Bingham McCutchen LLP
                               One Federal Street
                           Boston, Massachusetts 02110




December 16, 2009



VIA EDGAR
---------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:     Pioneer Mid Cap Value Fund (the "Fund")
        Post-Effective Amendment No. 30 to the Registration Statement on
          Form N-1A (File Nos. 33-34801; 811-06106)

Ladies and Gentlemen:

Attached for filing on behalf of the Fund is Post-Effective Amendment No. 30 to the Fund's registration statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 31 under the Investment Company Act of 1940, as amended (the "Amendment").

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to reflect the enhanced disclosure and new prospectus delivery option for registered open-end investment companies, as set forth in Form N-1A, as amended. The Amendment is to be effective on March 1, 2010.

Please contact the undersigned at 617-951-8458 or Toby R. Serkin at 617-951-8760 with any questions or comments relating to the filing.

Very truly yours,



/s/ Jeremy B. Kantrowitz
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    Jeremy B. Kantrowitz


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.